Taxes	12 Months Ended
Mar. 31, 2024
Taxes [Abstract]
TAXES

Note 9 — TAXES

Income tax

British Virgin Islands

The Company is incorporated in the BVI and is not subject to tax on income or capital gains under current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Pure Beauty is incorporated in Hong Kong and is subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong. Under Hong Kong tax law, Pure Beauty is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Taxation in the statement of income represents:

	For the years ended March 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	US$
Hong Kong profits tax provision for the year:
Current	1,739,988	1,181,056	2,817,000	359,959
Deferred	–	–	–	–
	1,739,988	1,181,056	2,817,000	359,959

The following table reconciles Hong Kong statutory rates to the Company’s effective tax rate:

	For the years ended March 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	HKD
Income before tax	11,180,378	7,473,926	12,753,794	1,629,691
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	1,844,763	1,233,198	2,104,376	268,899
Reconciling items:
Non-deductible items in Hong Kong	–	–	272,376	34,804
Non-taxable items in Hong Kong	(94,775)	(46,142)	(608,034)	(77,695)
Under provision for prior year	–	–	1,051,282	134,334
Tax credit	(10,000)	(6,000)	(3,000)	(383)
Effective income tax expenses	1,739,988	1,181,056	2,817,000	359,959

Uncertain tax positions

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2022, 2023 and 2024, the Company did not have any unrecognized tax benefits. For the years ended March 31, 2022, 2023 and 2024, the Company had no unrecognized tax benefits.